DIGITAL ASSETS	12 Months Ended
Dec. 31, 2022
DIGITAL ASSETS
DIGITAL ASSETS

21.DIGITAL ASSETS

The Group mined crypto assets during the period, which are recorded at fair value on the day of acquisition. Movements in fair value between acquisition (date mined) and disposal (date sold), and the movement in fair value in crypto assets held at the year end, are recorded in profit or loss.

All of the Group’s holding in crypto currencies other than Bitcoin are now classified as intangible assets.

At the period end, the Group held Bitcoin representing a fair value of £368k. The breakdown of which can be seen below:

	2022	2021
Group	£’000	£’000
At 1 January	80,759	4,637

Additions
Crypto assets purchased and received	207	16,569
Crypto assets mined	47,267	70,325
Total additions	47,474	86,894

Disposals
Transferred to/from intangible assets	330	(5,424)
Crypto assets sold	(84,555)	(6,976)
Total disposals	(84,225)	(12,400)
Fair value movements
Gain/(loss) on crypto asset sales	(43,526)	437
Movements on crypto assets held at the year end	(114)	1,191
Total fair value movements	(43,640)	1,628
At 31 December	368	80,759
Carrying value of digital assets pledged as collateral	—	49,759

As at 31 December 2022, digital assets comprised 141 Bitcoin equivalents (2021: 2,441 Bitcoin).